SHORT-TERM INVESTMENTS (Schedule Of Short-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Held-to-maturity investments	¥ 64,700	$ 9,319	¥ 151,790
Available-for-sale investments	174,811	$ 25,178	103,602
Total	¥ 239,511		¥ 255,392